3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash equivalent balances	$ 0	$ 0
Allowance for doubtful accounts	0	0
Stock based compensation	$ 41,845	$ 421,923	$ 80,080
Options issued	0	0	0